Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 MXN ($)
Sales:
Trade		$ 1,392,862,505	$ 1,672,446,148	$ 1,385,899,150
Intersegment		0	0	0
Services income	$ 483,342	9,108,680	8,673,002	11,130,569
(Impairment) reversal of wells pipelines, properties, plant and equipment, net	(5,151,562)	(97,082,214)	21,418,997	(151,444,560)
Cost of sales	59,587,238	1,122,933,424	1,199,511,561	1,004,204,880
Gross income	9,655,273	181,955,547	503,026,586	241,380,279
Other revenue	792,799	14,940,447	41,517,631	32,253,564
Other expenses		(7,211,691)	(18,465,120)	(27,079,488)
Other income			41,517,631	32,253,563
Distribution, transportation and sales expenses	1,161,352	21,885,911	24,357,209	21,889,670
Administrative expenses	6,939,105	130,768,822	134,321,481	119,939,454
Operating income (loss)	1,964,934	37,029,570	367,400,407	104,725,231
Financing income	1,299,201	24,483,706	31,557,122	16,165,853
Financing cost	(7,050,142)	(132,861,340)	(120,727,022)	(117,644,548)
Derivative financial instruments (cost) income, net	(982,320)	(18,512,026)	(22,258,613)	25,338,324
Foreign exchange (loss) income, net	4,612,866	86,930,388	23,659,480	23,184,122
Profit (loss) sharing in joint ventures and associates	(61,442)	(1,157,893)	1,527,012	360,440
Taxes, duties and other		343,823,489	461,578,223	332,980,041
Net (loss) income	(18,461,522)	(347,911,084)	(180,419,837)	(280,850,619)
Total current assets	18,071,040		393,109,961		$ 340,552,371
Total non current assets	83,729,313		1,682,087,307		1,577,895,649
Total current liabilities	29,302,083		447,776,294		552,203,628
Total non current liabilities	178,477,956		3,086,826,406		3,363,452,754
Equity (deficit), net	(105,979,686)		(1,459,405,432)	(1,502,352,385)	(1,997,208,362)
Depreciation and amortization	$ 7,279,679	137,187,010	153,382,040	156,704,513
Net periodic cost of employee benefits		116,176,949	114,621,614	108,073,075
Exploration and production [member]
Sales:
Trade		409,059,838	482,262,631
Intersegment		330,977,190	397,199,590	762,637,362
Services income		452,569	23,110
(Impairment) reversal of wells pipelines, properties, plant and equipment, net		(169,834,947)	65,013,616	(129,350,315)
Cost of sales		474,407,431	402,979,694	391,089,410
Gross income		96,247,219	541,519,253	242,197,637
Other revenue		6,765,641
Other expenses		(6,088,330)	(11,196,845)	(11,398,055)
Other income			23,672,128	21,602,100
Distribution, transportation and sales expenses		262,642	106,510
Administrative expenses		58,889,451	67,988,247	58,539,119
Operating income (loss)		37,772,437	485,899,779	193,862,563
Financing income		82,736,593	94,009,399	121,293,404
Financing cost		(133,855,016)	(127,343,514)	(136,378,338)
Derivative financial instruments (cost) income, net		(2,262,632)	(19,132,060)	(1,613,874)
Foreign exchange (loss) income, net		78,219,349	28,035,087	10,043,316
Profit (loss) sharing in joint ventures and associates		28,770	54,149	(75,195)
Taxes, duties and other		372,141,985	469,669,529	338,169,260
Net (loss) income		(309,502,484)	(8,146,689)	(151,037,384)
Total current assets			1,109,407,361		985,938,224
Total non current assets			1,023,144,103		769,244,352
Total current liabilities			334,709,929		393,129,182
Total non current liabilities			2,254,024,319		2,210,050,053
Equity (deficit), net			(456,182,784)		(847,996,658)
Depreciation and amortization		102,959,025	124,671,118	127,742,568
Net periodic cost of employee benefits		34,522,749	33,688,888	32,794,386
Industrial transformation [member]
Sales:
Trade		791,912,881	960,558,229	857,456,146
Intersegment		127,164,644	141,997,392	150,360,283
Services income		2,085,081	546,136	6,116,937
(Impairment) reversal of wells pipelines, properties, plant and equipment, net		42,243,942	659,610	(15,952,092)
Cost of sales		962,544,415	1,091,796,331	1,004,683,554
Gross income		862,133	11,965,036	(6,702,280)
Other revenue		3,032,601
Other expenses		(551,926)	(1,263,080)	(8,603,740)
Other income			6,633,510	10,119,278
Distribution, transportation and sales expenses		23,881,788	26,616,527	26,049,566
Administrative expenses		50,067,272	51,613,434	38,994,887
Operating income (loss)		(70,606,252)	(60,894,495)	(70,231,195)
Financing income		1,924,073	7,475,509	11,427,907
Financing cost		(6,161,047)	(1,910,666)	(2,398,643)
Derivative financial instruments (cost) income, net		(9,231)	(11,304)	5,835
Foreign exchange (loss) income, net		3,710,324	(1,707,558)	4,924,209
Profit (loss) sharing in joint ventures and associates		105,447		485,224
Net (loss) income		(71,036,686)	(57,048,514)	(55,786,663)
Total current assets			238,486,786		220,597,465
Total non current assets			283,521,897		385,462,326
Total current liabilities			155,402,987		290,128,797
Total non current liabilities			529,484,079		682,521,743
Equity (deficit), net			(162,878,383)		(366,590,749)
Depreciation and amortization		24,653,730	19,183,640	17,935,112
Net periodic cost of employee benefits		54,339,969	51,239,055	52,538,989
Cogeneration and services [member]
Sales:
Intersegment				114,233
Services income				334,755
Cost of sales				472,732
Gross income				(23,744)
Other expenses				0
Other income			1,788	2,646
Distribution, transportation and sales expenses				13,581
Administrative expenses				37,679
Operating income (loss)			1,788	(72,358)
Financing income			1	147
Financing cost				(19,882)
Net (loss) income			1,789	(92,093)
Drilling and services [member]
Sales:
Intersegment		2,758,454	3,414,033	3,400,456
Services income		20,755	198,775	41,741
Cost of sales		(1,918,085)	(1,350,678)	468,171
Gross income		4,697,294	4,963,486	2,974,026
Other revenue		30,949
Other expenses		(45,784)	(3,860,217)	(157,045)
Other income			62,488	125,591
Distribution, transportation and sales expenses			63
Administrative expenses		282,524	965,397	888,776
Operating income (loss)		4,399,935	200,297	2,053,796
Financing income		248,966	350,326	57,313
Financing cost		(386,894)	(771,639)	(795,947)
Foreign exchange (loss) income, net		95,658	31,051	227,365
Taxes, duties and other		1,498,122	(407,217)	276,967
Net (loss) income		2,859,543	217,252	1,265,560
Total current assets			11,478,067		0
Total non current assets			15,267,696
Total current liabilities			2,962,370
Total non current liabilities			10,739,495
Equity (deficit), net			13,043,898
Depreciation and amortization		369,636	1,483,248	2,368,123
Net periodic cost of employee benefits		12,056	27,105	39,697
Logistics [member]
Sales:
Intersegment		88,604,529	63,672,574	70,671,871
Services income		4,663,770	4,708,217	3,714,941
(Impairment) reversal of wells pipelines, properties, plant and equipment, net		34,119,240	(40,288,338)
Cost of sales		51,298,858	42,694,683	50,926,263
Gross income		76,088,681	(14,602,230)	23,460,549
Other revenue		202,800
Other expenses		(311,878)	(40,248,271)	(24,719,122)
Other income			178,431	584,686
Distribution, transportation and sales expenses		22,467	82,755	73,526
Administrative expenses		8,504,381	11,592,604	7,459,928
Operating income (loss)		67,452,755	(66,347,429)	(8,207,341)
Financing income		697,130	1,351,514	1,622,827
Financing cost		(434,392)	(220,721)	(2,307,427)
Foreign exchange (loss) income, net		214,157	167,982	613,099
Profit (loss) sharing in joint ventures and associates		(17,682)	(1,092)	(74)
Taxes, duties and other		(19,902,667)	(2,474,189)	(7,444,967)
Net (loss) income		87,814,635	(62,575,557)	(833,949)
Total current assets			15,343,841		111,583,417
Total non current assets			100,097,224		160,374,484
Total current liabilities			31,418,555		28,995,291
Total non current liabilities			10,332,359		78,111,581
Equity (deficit), net			73,690,151		164,851,029
Depreciation and amortization		6,521,380	4,409,226	4,562,140
Net periodic cost of employee benefits		243,330	191,132	(4,954)
Fertilizers [member]
Sales:
Trade		1,634,300	2,933,424	4,123,006
Intersegment		560,987	65,802	642,965
Services income		853	4,742	2,339
(Impairment) reversal of wells pipelines, properties, plant and equipment, net		(2,298,775)	(2,246,264)	(1,935,500)
Cost of sales		3,380,826	4,509,881	6,001,259
Gross income		(3,483,461)	(3,752,177)	(3,168,449)
Other revenue		22,575
Other expenses		(7,147)	(10,389)	(2,443)
Other income			81,808	11,456
Distribution, transportation and sales expenses		288,347	387,397	528,370
Administrative expenses		615,830	785,883	352,537
Operating income (loss)		(4,372,210)	(4,854,038)	(4,040,343)
Financing income		65,049	4,916	2,248
Financing cost		(770,869)	(478,044)	(211,004)
Foreign exchange (loss) income, net		48,226	(2,577)	(20,925)
Profit (loss) sharing in joint ventures and associates		(2,314,587)
Net (loss) income		(7,344,391)	(5,329,743)	(4,270,024)
Total current assets			2,772,995		7,773,098
Total non current assets			4,187,744		1,720,770
Total current liabilities			9,682,768		12,648,563
Total non current liabilities			108,467		6,121,684
Equity (deficit), net			(2,830,496)		(9,276,379)
Depreciation and amortization		(323,902)	(246,697)	422,930
Net periodic cost of employee benefits		(6,361)	9,162	(1,999)
Ethylene [member]
Sales:
Trade		5,254,234	12,809,114	12,621,648
Intersegment		722,992	1,635,050	1,565,757
Services income		3,690	13,379	26,733
Cost of sales		7,977,771	15,952,951	14,272,340
Gross income		(1,996,855)	(1,495,408)	(58,202)
Other revenue		77,625
Other expenses			(7)	(179,181)
Other income			149,035	202,211
Distribution, transportation and sales expenses		126,064	251,459	334,663
Administrative expenses		585,069	1,860,759	1,105,554
Operating income (loss)		(2,630,363)	(3,458,598)	(1,475,389)
Financing income		14,090	26,565	46,113
Financing cost		(185,433)	(79,335)	(1,964)
Foreign exchange (loss) income, net		(35,843)	(28,542)	(10,486)
Taxes, duties and other		(1,446,202)	1,446,202
Net (loss) income		(1,391,347)	(4,986,112)	(1,441,726)
Total current assets			8,337,752
Total non current assets			17,771,292
Total current liabilities			6,710,315
Total non current liabilities			149,750
Equity (deficit), net			19,248,979
Depreciation and amortization		607,016	1,385,445	1,688,493
Net periodic cost of employee benefits		7,860	8,839	(12,561)
Trading Companies [member]
Sales:
Trade		175,509,189	204,103,954	508,539,112
Intersegment		484,139,042	640,382,216	539,193,190
Services income		67,982	64,038	66,621
(Impairment) reversal of wells pipelines, properties, plant and equipment, net		(1,311,674)	(1,719,627)
Cost of sales		646,671,417	837,820,025	1,031,997,901
Gross income		11,733,122	5,010,556	15,801,022
Other revenue		444,289
Other expenses			87,697	(1,022,960)
Other income			1,703,304	1,330,172
Distribution, transportation and sales expenses		1,323,007	280,407	375,482
Administrative expenses		2,575,536	1,541,092	1,564,859
Operating income (loss)		8,278,868	4,980,058	14,167,893
Financing income		801,046	702,471	905,405
Financing cost		(971,573)	(1,379,583)	(1,328,827)
Derivative financial instruments (cost) income, net		(1,471,566)	382,568	(772,143)
Foreign exchange (loss) income, net		(212,619)	920,488	(4,318)
Profit (loss) sharing in joint ventures and associates		1,195,058	1,012,490	1,049,809
Taxes, duties and other		2,433,349	1,840,409	1,972,718
Net (loss) income		5,185,865	4,778,083	12,045,101
Total current assets			137,727,664		161,300,389
Total non current assets			28,939,309		43,127,474
Total current liabilities			98,007,805		125,341,872
Total non current liabilities			4,272,341		3,382,236
Equity (deficit), net			64,386,827		75,703,755
Depreciation and amortization		93,193	403,122	(19,798)
Net periodic cost of employee benefits		37,512	(321,683)	16,166
Corporate and other operating subsidiary companies [member]
Sales:
Trade		9,492,063	9,778,796	3,159,238
Intersegment		100,021,336	119,762,378	79,031,944
Services income		1,813,980	3,114,605	826,502
(Impairment) reversal of wells pipelines, properties, plant and equipment, net				(4,206,653)
Cost of sales		49,979,372	54,148,722	33,033,923
Gross income		61,348,007	78,507,057	45,777,108
Other revenue		4,363,967
Other expenses		(130,791)	(911,091)	(4,370,016)
Other income			7,683,041	(974,856)
Distribution, transportation and sales expenses		31,323	94,457	59,043
Administrative expenses		68,791,707	74,525,804	62,001,641
Operating income (loss)		(3,241,847)	10,658,746	(21,628,448)
Financing income		156,297,750	142,481,311	145,907,795
Financing cost		(208,419,002)	(202,865,030)	(239,003,771)
Derivative financial instruments (cost) income, net		(14,768,593)	(3,497,812)	27,718,506
Foreign exchange (loss) income, net		4,891,136	(3,756,451)	7,411,862
Profit (loss) sharing in joint ventures and associates		(295,764,002)	(124,094,148)	(212,666,494)
Taxes, duties and other		(10,901,098)	(8,496,511)	6,063
Net (loss) income		(350,103,460)	(172,576,873)	(292,266,613)
Total current assets			723,490,973		718,345,361
Total non current assets			1,624,995,944		1,001,402,395
Total current liabilities			1,662,808,360		1,564,317,345
Total non current liabilities			2,116,660,861		2,080,349,970
Equity (deficit), net			(1,430,982,304)		(1,924,919,559)
Depreciation and amortization		2,306,932	2,092,938	2,004,945
Net periodic cost of employee benefits		27,019,834	26,861,666	22,703,351
Eliminations [member]
Sales:
Intersegment		(1,134,949,174)	(1,368,129,035)	(1,607,618,061)
Cost of sales		(1,071,408,581)	(1,249,040,048)	(1,528,740,673)
Gross income		(63,540,593)	(119,088,987)	(78,877,388)
Other expenses		(75,835)	38,937,083	23,373,074
Other income			1,352,098	(749,721)
Distribution, transportation and sales expenses		(4,049,727)	(3,462,366)	(5,544,561)
Administrative expenses		(59,542,948)	(76,551,739)	(51,005,526)
Operating income (loss)		(23,753)	1,214,299	296,053
Financing income		(218,300,991)	(214,844,890)	(265,097,306)
Financing cost		218,322,886	214,321,510	264,801,255
Derivative financial instruments (cost) income, net		(4)	(5)
Profit (loss) sharing in joint ventures and associates		295,609,103	124,555,613	211,567,170
Net (loss) income		$ 295,607,241	125,246,527	$ 211,567,172
Total current assets			(1,853,935,478)		(1,864,985,583)
Total non current assets			(1,415,837,902)		(783,436,153)
Total current liabilities			(1,853,926,795)		(1,862,357,422)
Total non current liabilities			(1,838,945,265)		(1,697,084,513)
Equity (deficit), net			423,098,680		$ 911,020,199
Net periodic cost of employee benefits			$ 2,917,450